Note 6 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Trade account receivables, net	$ 376,697	$ 332,083
Accrued gas receivables	1,318	15,893
Unbilled revenues	250,536	301,577
Other	65,928	47,754
	$ 694,479	$ 697,307